Income Taxes - Tax Carryforward (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Tax Credit Carryforward [Line Items]
Total income tax carryforwards recognized as at December 31	$ 3,120
Canadian
Tax Credit Carryforward [Line Items]
Tax carryforward, gross	131
Unrecognized	(14)
Total income tax carryforwards recognized as at December 31	117
Foreign
Tax Credit Carryforward [Line Items]
Federal and state net operating loss	2,929
Tax carryforward, gross	3,003
Capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	19
Non-capital loss | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	110
Other tax credits | Canadian
Tax Credit Carryforward [Line Items]
Tax credit carryforward	2
Other tax credits | Foreign
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 74